[ZixCorp Letterhead]
August 19, 2005
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Registration Statement on Form S-3 to register 299,481 shares of Zix Corporation’s common stock, $.01 par value per share
Ladies and Gentlemen:
          On behalf of Zix Corporation (the “Registrant”), I transmit for electronic filing, in accordance with Regulation S-T and pursuant to the Securities Act of 1933, as amended (the “Act”), a Registration Statement on Form S-3 (the “Registration Statement”), with exhibits, related to the securities specified above.
          The Registrant expects to make an oral request for acceleration of the effective date pursuant to Rule 461(a) of the Act. The Registrant hereby acknowledges that:
•	it is aware of its responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above-referenced registration statement;

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, the Registrant does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
          Please direct any comments or questions you may have concerning the Registration Statement to me at (214) 370-2223.
Respectfully submitted,
/s/ Tanya G. Foreman
Tanya G. Foreman
Associate General Counsel